Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 18:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy at the time they occurred.

1.	Accord Insurance Agency Ltd. (“Accord”)

The Company maintains a business relationship with Accord Insurance Agency Ltd., or Accord, a company which is an insurance agency that is owned in part and controlled by the Chairman of the Company’s Board. During the years ended December 31, 2023, 2022 and 2021, the total fees paid to Accord under the policies amounted to $435, $520 and $423, respectively.

2.	Priority Software Ltd. (“Priority”)

Priority is the Company’s ERP solution provider, which is owned, in part by a few of the Company’s Board members. During the years ended December 31, 2023, 2022 and 2021 maintenance fees and additional licenses acquired amounted to $0, $34 and $221, respectively. As of December 31, 2023 and 2022, the Company had trade payables balances due to this related party in the amount of $0.

3.	Tritone Technologies Ltd. (“Tritone”)

On September 13, 2020, the Company entered into a sublease agreement with Tritone Technologies Ltd., whose CEO is Mr. Ofer Ben Zur, a director of the Company, and one of whose shareholders is an equity fund controlled by the Chairman of the Board, for the sublease of 192 square meters in Rosh Ha’Ayin. The term of the related lease was extended until January 30, 2023. The rent under the sublease is $2 per month, in addition to the rent for the related lease that is covered by the sublessee. The sublease agreement is carried out on a “back-to-back” basis, as the Company pays over the rent that it receives directly to its landlord. As of December 31, 2023, and 2022, the Company had trade receivables balances due from this related party in the amounts of $0 and $9, respectively.